SCHEDULE OF CAPITALIZED COSTS (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Mineral interests	$ 15,084,658	$ 15,084,658	$ 15,084,658
Wells, equipment and facilities	16,944,843	16,722,492	13,907,363
Total proved properties	32,029,501	31,807,150	28,992,021
Mineral interests	1,224,667	1,224,668	1,155,439
Uncompleted wells, equipment and facilities
Total unproved properties	1,224,667	1,224,668	1,155,439
Less accumulated depletion and impairment	(22,994,164)	(22,424,472)	(21,880,397)
Net Capitalized Costs	$ 10,260,004	$ 10,607,346	$ 8,267,063